Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2017	1,628	3,958	127	523	294	6,530
Exchange differences	(36)	(73)	(6)	(9)	(7)	(131)
Sale of businesses	(2)	—	—	—	—	(2)
Additions	20	138	7	27	372	564
Disposals	(38)	(84)	(6)	(25)	(4)	(157)
Transfers	13	163	4	18	(223)	(25)
At 30 June 2018	1,585	4,102	126	534	432	6,779
Exchange differences	16	54	1	4	10	85
Sale of businesses	(2)	(7)	(1)	—	—	(10)
Additions	42	180	9	31	383	645
Disposals	(16)	(32)	(13)	(21)	(2)	(84)
Transfers	87	218	3	18	(329)	(3)
At 30 June 2019	1,712	4,515	125	566	494	7,412
Depreciation
At 30 June 2017	448	1,631	86	351	—	2,516
Exchange differences	(10)	(32)	(4)	(4)	—	(50)
Depreciation charge for the year	48	210	15	37	—	310
Exceptional impairment	—	26	—	9	—	35
Sale of businesses	(1)	—	—	—	—	(1)
Disposals	(18)	(74)	(6)	(22)	—	(120)
At 30 June 2018	467	1,761	91	371	—	2,690
Exchange differences	4	23	—	3	—	30
Depreciation charge for the year	49	216	13	33	—	311
Sale of businesses	—	(4)	—	—	—	(4)
Disposals	(9)	(25)	(12)	(17)	—	(63)
Transfers	—	(6)	(1)	—	—	(7)
At 30 June 2019	511	1,965	91	390	—	2,957
Carrying amount
At 30 June 2019	1,201	2,550	34	176	494	4,455
At 30 June 2018	1,118	2,341	35	163	432	4,089
At 30 June 2017	1,180	2,327	41	172	294	4,014